Shareholder Report, Holdings (Details)	May 31, 2024
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Transaction and Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Asset Management and Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Property and Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Investment Banking and Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Financial Exchanges and Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A) | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Transaction and Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Asset Management and Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Property and Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Investment Banking and Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Financial Exchanges and Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C) | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Transaction and Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Asset Management and Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Property and Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Investment Banking and Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Financial Exchanges and Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R) | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Transaction and Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Asset Management and Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Property and Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Investment Banking and Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Financial Exchanges and Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z) | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Transaction and Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Asset Management and Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Property and Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Investment Banking and Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Financial Exchanges and Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6) | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS A) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS C) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON UTILITY FUND (CLASS A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND (CLASS A) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON UTILITY FUND (CLASS A) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
PGIM JENNISON UTILITY FUND (CLASS A) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM JENNISON UTILITY FUND (CLASS A) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM JENNISON UTILITY FUND (CLASS A) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
PGIM JENNISON UTILITY FUND (CLASS A) | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON UTILITY FUND (CLASS A) | Oil and Gas Storage and Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON UTILITY FUND (CLASS A) | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND (CLASS A) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND (CLASS C)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND (CLASS C) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON UTILITY FUND (CLASS C) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
PGIM JENNISON UTILITY FUND (CLASS C) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM JENNISON UTILITY FUND (CLASS C) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM JENNISON UTILITY FUND (CLASS C) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
PGIM JENNISON UTILITY FUND (CLASS C) | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON UTILITY FUND (CLASS C) | Oil and Gas Storage and Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON UTILITY FUND (CLASS C) | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND (CLASS C) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND (CLASS R)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND (CLASS R) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON UTILITY FUND (CLASS R) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
PGIM JENNISON UTILITY FUND (CLASS R) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM JENNISON UTILITY FUND (CLASS R) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM JENNISON UTILITY FUND (CLASS R) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
PGIM JENNISON UTILITY FUND (CLASS R) | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON UTILITY FUND (CLASS R) | Oil and Gas Storage and Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON UTILITY FUND (CLASS R) | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND (CLASS R) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND (CLASS Z)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND (CLASS Z) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON UTILITY FUND (CLASS Z) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
PGIM JENNISON UTILITY FUND (CLASS Z) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM JENNISON UTILITY FUND (CLASS Z) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM JENNISON UTILITY FUND (CLASS Z) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
PGIM JENNISON UTILITY FUND (CLASS Z) | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON UTILITY FUND (CLASS Z) | Oil and Gas Storage and Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON UTILITY FUND (CLASS Z) | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND (CLASS Z) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND (CLASS R6)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND (CLASS R6) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON UTILITY FUND (CLASS R6) | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
PGIM JENNISON UTILITY FUND (CLASS R6) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM JENNISON UTILITY FUND (CLASS R6) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM JENNISON UTILITY FUND (CLASS R6) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
PGIM JENNISON UTILITY FUND (CLASS R6) | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON UTILITY FUND (CLASS R6) | Oil and Gas Storage and Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON UTILITY FUND (CLASS R6) | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND (CLASS R6) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Less than 0.05%